SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
(the "Fund")

Supplement Dated September 13, 2024
to the Class F Shares Prospectus, dated January 31, 2024, as amended on May 1,
2024, May 20, 2024, July 8, 2024 and August 30, 2024, the Class I Shares Prospectus, dated
January 31, 2024, as amended on May 1, 2024, May 20, 2024 and August 30, 2024, the Class Y
Shares Prospectus, dated January 31, 2024, as amended on April 5, 2024, May 1, 2024, May 20,
2024, July 8, 2024 and August 30, 2024 (the "Prospectuses") and to the Statement of
Additional Information (the "SAI"), dated January 31, 2024, as amended on April 16, 2024, May 1,
2024, May 20, 2024 and July 8, 2024

This Supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with such Prospectuses and SAI.

The Prospectuses and SAI are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

SEI Investments Management Corporation and the Board of Trustees have determined to remove Western Asset Management Company, LLC and Western Asset Management Company Limited (collectively, "Western Asset") as sub-advisers to the Fund, and to reallocate assets currently under their management to the Fund's existing sub-advisers.

The Fund anticipates that the transition of assets from Western Asset to the Fund's existing sub-advisers will be completed on or before October 31, 2024. On October 31, 2024, all references to Western Asset will be deleted from the Prospectuses and SAI.

There are no other changes to the Prospectuses or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1554 (09/24)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement Dated September 13, 2024
to the Multi-Asset Class F Shares Prospectus, dated January 31, 2024, as amended on May 15,
2024, August 9, 2024 and August 30, 2024, the Multi-Asset Class Y Shares Prospectus, dated
January 31, 2024, as amended on April 5, 2024, May 15, 2024, August 9, 2024 and August 30,
2024 (the "Prospectuses") and to the Multi-Asset Statement of Additional Information, dated
January 31, 2024, as amended on April 16, 2024, May 15, 2024 and August 9, 2024 (the "SAI")

This Supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with such Prospectuses and SAI.

The Prospectuses and SAI are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

SEI Investments Management Corporation and the Board of Trustees have determined to remove Western Asset Management Company, LLC, Western Asset Management Company Limited and Western Asset Management Company PTE Ltd. (collectively, "Western Asset") as sub-advisers to the Fund, and to reallocate assets currently under their management to the Fund's existing sub-advisers.

The Fund anticipates that the transition of assets from Western Asset to the Fund's existing sub-advisers will be completed on or before October 31, 2024. On October 31, 2024, all references to Western Asset will be deleted from the Prospectuses and SAI.

There are no other changes to the Prospectuses or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1555 (09/24)